INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The Company’s income before income taxes consists of:

	Year ended June 30,
	2012	2013	2014

PRC	$70,490,625	$67,927,931	$97,930,915
Non-PRC	(3,564,560)	(7,310,250)	(6,619,440)

	$66,926,065	$60,617,681	$91,311,475

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2012	2013	2014

Current income tax expense	$8,828,453	$10,052,627	$26,649,690
Deferred income tax expense (benefit)	1,523,865	(1,955,829)	(6,788,855)

	$10,352,318	$8,096,798	$19,860,835

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of tax computed by applying the statutory tax rate in PRC of 25% to the income before income taxes is as follows:

	Year ended June 30,
	2012	2013	2014

Income before income taxes	$66,926,065	$60,617,681	$91,311,475

Expected income tax expense at statutory tax rate in PRC	16,731,517	15,154,420	22,827,868
Effect of different tax rates in various jurisdictions	417,565	897,861	2,709,028
Effect of preferential tax treatment	(6,551,269)	(5,993,792)	(5,027,460)
Effect of non-taxable income	(3,705,244)	(5,006,072)	(5,747,086)
Effect of additional deductible research and development expenses	(1,690,928)	(2,743,444)	(2,604,227)
Effect of non-deductible expenses	4,399,717	6,435,577	6,379,416
Under/(over) provision of income tax in previous years	(400,446)	(2,968,007)	-
Change in valuation allowance	-	2,232,838	2,075,069
Tax rate differential on deferred tax items	-	(699,417)	(2,192,962)
Withholding tax on dividend paid by subsidiary	-	1,248,355	1,381,485
Recognition of temporary difference not recognized in previous years	1,222,667	(286,776)	283,716
Others	(71,261)	(174,745)	(224,012)

Income tax expenses	$10,352,318	$8,096,798	$19,860,835

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The temporary differences that have given rise to the deferred tax assets consist of the following:

	June 30,
	2013	2014

Deferred tax assets, current
Allowance for doubtful accounts	$4,577,626	$7,798,545
Inventory provision	217,864	209,826
Provision for contract loss	332,547	868,806
Long-term assets	45,577	17,857
Deferred revenue	4,096,415	10,627,732
Deferred subsidies	786,545	1,079,333
Warranty liabilities	376,780	1,901,623
Recognition of intangible assets	389,967	473,413
Accrued payroll	726,286	1,041,511
Net operating loss carry forward	2,788,042	4,559,569
Valuation allowance	(2,232,838)	(4,559,569)
Total deferred tax assets, current	$12,104,811	$24,018,646

Deferred tax liabilities, current
Costs and estimated earnings in excess of billings	$(11,230,330)	$(17,517,667)
Withholding tax on capital repayment	-	(1,381,485)
Others	(27,068)	(59,958)
Total deferred tax liabilities, current	$(11,257,398)	$(18,959,110)

Net deferred tax assets, current	$3,033,931	$6,686,685
Net deferred tax liabilities, current	$(2,186,518)	$(1,627,149)

Deferred tax assets, non-current
Long-term assets	$477,000	$482,697
Deferred subsidies	1,762,664	1,850,614
Recognition of intangible assets	446,413	271,462
Warranty liabilities	523,714	-
Total deferred tax assets, non-current	$3,209,791	$2,604,773

Deferred tax liabilities, non-current
Share of net gains of equity investees	$(1,715,240)	$(477,764)
Property, plant and equipment	(306,183)	-
Intangible assets	(2,966,515)	(2,692,430)
Total deferred tax liabilities, non-current	$(4,987,938)	$(3,170,194)

Net deferred tax assets-non-current	$1,494,551	$1,806,047
Net deferred tax liabilities-non-current	$(3,272,698)	$(2,371,468)